Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPARROW FUNDS
Entity Central Index Key	0001066241
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS A
Trading Symbol	SGFFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class A	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – Class A enjoyed positive returns for the year ended August 31, 2026, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +5.88% (without load) and decreased -0.20% (with load) while the S&P 500 Index increased +20.38%. The difference of returns was due to our allocation to financial services and consumer investments which presents a lower risk than other technology sectors faster paced hardware technology sectors.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth. We believe that companies that have sales and earnings growth rates that are above average may produce a return over long periods of time that exceed market averages.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class A (with load)	-0.20%	3.53%	15.32%
Sparrow Growth Fund – Class A (without load)	5.88%	4.76%	16.01%
S&P 500 Index	20.38%	12.78%	15.37%

Total Return Based on a $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Net Assets	$ 74,208,380
Holdings Count | Holdings	84
Advisory Fees Paid, Amount	$ 729,751
Investment Company, Portfolio Turnover	17.57%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$74,208,380	84	17.57%	$729,751

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet Inc. Class A	8.98%
2.	NVIDIA Corp.	6.85%
3.	Apple, Inc.	5.70%
4.	Amazon.com, Inc.	5.42%
5.	Walmart, Inc.	5.18%
6.	Microsoft Corp.	5.06%
7.	American Express Co.	4.54%
8.	Meta Platforms, Inc. Class A	4.25%
9.	Broadcom, Inc.	3.79%
10.	Visa, Inc. Class A	3.74%
	Total % of Net Assets	53.51%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
Class C
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS C
Trading Symbol	SGFCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class C	$232	2.26%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – Class C enjoyed positive returns for the year ended August 31, 2026, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +5.36% while the S&P 500 Index increased +20.38%. The difference of returns was due to our allocation to financial services and consumer investments which presents a lower risk than other technology sectors faster paced hardware technology sectors.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth. We believe that companies that have sales and earnings growth rates that are above average may produce a return over long periods of time that exceed market averages.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class C	5.36%	4.24%	15.41%
S&P 500 Index	20.38%	12.78%	15.37%

Total Return Based on a $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Net Assets	$ 74,208,380
Holdings Count | Holdings	84
Advisory Fees Paid, Amount	$ 729,751
Investment Company, Portfolio Turnover	17.57%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$74,208,380	84	17.57%	$729,751

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet Inc. Class A	8.98%
2.	NVIDIA Corp.	6.85%
3.	Apple, Inc.	5.70%
4.	Amazon.com, Inc.	5.42%
5.	Walmart, Inc.	5.18%
6.	Microsoft Corp.	5.06%
7.	American Express Co.	4.54%
8.	Meta Platforms, Inc. Class A	4.25%
9.	Broadcom, Inc.	3.79%
10.	Visa, Inc. Class A	3.74%
	Total % of Net Assets	53.51%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
No Load
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	NO-LOAD CLASS
Trading Symbol	SGNFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2025 to August 31, 2026.

Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – No-Load Class	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – No-Load Class enjoyed positive returns for the year ended August 31, 2026, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +6.41% while the S&P 500 Index increased +20.38%. The difference of returns was due to our allocation to financial services and consumer investments which presents a lower risk than other technology sectors faster paced hardware technology sectors.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth. We believe that companies that have sales and earnings growth rates that are above average may produce a return over long periods of time that exceed market averages.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – No-Load Class	6.41%	5.29%	16.48%
S&P 500 Index	20.38%	12.78%	15.37%

Total Return Based on $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 888-727-3301.

Net Assets	$ 74,208,380
Holdings Count | Holdings	84
Advisory Fees Paid, Amount	$ 729,751
Investment Company, Portfolio Turnover	17.57%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$74,208,380	84	17.57%	$729,751

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	Alphabet Inc. Class A	8.98%
2.	NVIDIA Corp.	6.85%
3.	Apple, Inc.	5.70%
4.	Amazon.com, Inc.	5.42%
5.	Walmart, Inc.	5.18%
6.	Microsoft Corp.	5.06%
7.	American Express Co.	4.54%
8.	Meta Platforms, Inc. Class A	4.25%
9.	Broadcom, Inc.	3.79%
10.	Visa, Inc. Class A	3.74%
	Total % of Net Assets	53.51%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com